CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Statement of Financial Position [Abstract]
Deferred financing costs	$ 6,857	$ 8,096
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	68,677,684	71,581,273
Common stock, shares outstanding	68,386,556	70,806,202
Treasury stock, shares	291,128	775,071